UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number 811-09813
                                                     ---------

                                 UMB Scout Funds

                              1010 Grand Boulevard
                              Kansas City, MO 64106
                    (Address of principal executive offices)

                         Scout Investment Advisors, Inc.
                              1010 Grand Boulevard
                              Kansas City, MO 64106
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (816) 860-7512
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                  Date of reporting period: September 30, 2006
                                            ------------------

ITEM 1.  SCHEDULE OF INVESTMENTS

STOCK FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006
(UNAUDITED)

SHARES/PRINCIPAL AMOUNT                                                VALUE
-----------------------                                                -----
             COMMON STOCKS - 95.9%
             CONSUMER DISCRETIONARY - 7.5%
     27,000  Best Buy Co.                                          $  1,446,120
     76,100  McDonald's Corp.(1)                                      2,977,032
    116,100  Staples, Inc.                                            2,824,713
     51,000  The TJX Companies, Inc.                                  1,429,530
                                                                   ------------
                                                                      8,677,395
                                                                   ------------
             CONSUMER STAPLES - 9.8%
     34,800  Altria Group, Inc.                                       2,663,940
     58,000  Hormel Foods Corp.                                       2,086,840
     29,200  PepsiCo, Inc.                                            1,905,592
     50,000  Procter & Gamble Co.                                     3,099,000
     40,000  The Estee Lauder Co., Inc.(1)                            1,613,200
                                                                   ------------
                                                                     11,368,572
                                                                   ------------
             ENERGY - 10.0%
     44,400  ConocoPhillips                                           2,643,132
     30,000  Exxon Mobil Corp.                                        2,013,000
     67,500  Imperial Oil Ltd.                                        2,264,625
     71,800  Occidental Petroleum Corp.                               3,454,298
     20,000  Schlumberger, Ltd.                                       1,240,600
                                                                   ------------
                                                                     11,615,655
                                                                   ------------
             FINANCIALS - 21.7%
     41,300  American International Group, Inc.(1)                    2,736,538
     50,500  Bank of America Corp.                                    2,705,285
     64,600  Chubb Corp.                                              3,356,616
     30,900  Cullen/Frost Bankers, Inc.(1)                            1,786,638
     35,200  Highwoods Properties, Inc.                               1,309,792
     37,100  Lincoln National Corp.                                   2,303,168
     41,600  Merrill Lynch & Co., Inc.                                3,253,952
     77,700  U.S. Bancorp                                             2,581,194
     40,000  Wachovia Corp.(1)                                        2,232,000
     76,200  Wells Fargo & Co.                                        2,756,916
                                                                   ------------
                                                                     25,022,099
                                                                   ------------
             HEALTH CARE - 12.9%
     45,000  Abbott Laboratories                                      2,185,200
     41,000  Eli Lilly & Company                                      2,337,000
     50,900  GlaxoSmithKline PLC                                      2,709,407
     22,400  Johnson & Johnson Co.                                    1,454,656
     23,700  Roche Holding AG ADR                                     2,055,383
     60,700  Sanofi-Aventis ADR                                       2,699,329
     29,000  Stryker Corp.                                            1,438,110
                                                                   ------------
                                                                     14,879,085
                                                                   ------------
             INDUSTRIALS - 11.5%
     26,000  Boeing Co.                                               2,050,100
     44,600  CSX Corp.                                                1,464,218
     27,900  Emerson Electric Co.                                     2,339,694
     12,900  FedEx Corp.                                              1,401,972
     64,000  General Electric Co.                                     2,259,200
     55,000  Ingersoll-Rand Co., Ltd.                                 2,088,900
     36,000  Raytheon Co.                                             1,728,360
                                                                   ------------
                                                                     13,332,444
                                                                   ------------
             INFORMATION TECHNOLOGY - 11.8%
     70,400  Harris Corp.                                             3,132,096
     72,000  Intel Corporation                                        1,481,040
    110,000  Microsoft Corp.                                          3,006,300
     57,000  Qualcomm, Inc.(1)                                        2,071,950
     81,800  Texas Instruments, Inc.                                  2,719,850
     82,100  Xerox Corp.*                                             1,277,476
                                                                   ------------
                                                                     13,688,712
                                                                   ------------
             MATERIALS - 2.0%
     60,000  Dow Chemical                                             2,338,800
                                                                   ------------
             TELECOMMUNICATION SERVICES - 4.6%
     35,100  ALLTEL Corp.                                             1,948,050
     63,000  Corning, Inc.*                                           1,537,830
     50,000  Verizon Communications, Inc.                             1,856,500
                                                                   ------------
                                                                      5,342,380
                                                                   ------------
             UTILITIES - 4.1%
     23,700  Dominion Resources, Inc.(1)                              1,812,813
     97,200  Duke Energy Corp.                                        2,935,440
                                                                   ------------
                                                                      4,748,253
                                                                   ------------
             TOTAL COMMON STOCKS
             (COST $98,506,603) - 95.9%                             111,013,395
                                                                   ------------
             SHORT-TERM INVESTMENTS - 2.3%
             U.S. GOVERNMENT AGENCIES
$ 1,340,000  Federal Home Loan Bank 4.50%, 10/02/2006                 1,339,833
  1,350,000  Federal Home Loan Bank 4.75%, 10/02/2006                 1,349,821
                                                                   ------------
             TOTAL SHORT-TERM INVESTMENTS
             (COST $2,689,654) - 2.3%                                 2,689,654

             COLLATERAL INVESTMENT FOR SECURITIES ON LOAN
             (COST $9,533,194) - 8.2%                                 9,533,194
                                                                   ------------
             TOTAL INVESTMENTS - 106.4%
             (COST $110,729,451)                                    123,236,243

             Liabilities less other assets - (6.4)%                  (7,427,575)
                                                                   ------------
             TOTAL NET ASSETS - 100.0%                             $115,808,668
                                                                   ============

(equivalent to $15.38 per share; unlimited shares of $1.00 par value capital shares authorized; 7,528,377 shares outstanding)

ADR - American Depository Receipt
PLC - Public Limited Company
*Non-income producing security
(1)Security on Loan, see accompanying Notes for collateral pool detail.

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS

GROWTH FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006
(UNAUDITED)

SHARES/PRINCIPAL AMOUNT                                               VALUE
-----------------------                                               -----

             COMMON STOCKS - 88.2%
             CONSUMER DISCRETIONARY - 5.0%
     11,000  Best Buy Co.                                          $    589,160
     25,000  Starbucks Corp.*(1)                                        851,250
                                                                   ------------
                                                                      1,440,410
                                                                   ------------
             CONSUMER STAPLES - 12.7%
     16,455  Anheuser-Busch Co., Inc.                                   781,777
     17,250  CVS Corp.                                                  554,070
     18,150  PepsiCo, Inc.                                            1,184,469
     15,300  The Estee Lauder Co., Inc.(1)                              617,049
     10,100  The Hershey Company                                        539,845
                                                                   ------------
                                                                      3,677,210
                                                                   ------------
             ENERGY - 5.7%
     14,200  ConocoPhillips                                             845,326
     11,800  Exxon Mobil Corp.                                          791,780
                                                                   ------------
                                                                      1,637,106
                                                                   ------------
             FINANCIALS - 10.5%
      6,500  Merrill Lynch & Co., Inc.                                  508,430
     16,250  Northern Trust Corp.                                       949,488
     16,800  SEI Investments Co.                                        943,992
     11,000  Wachovia Corp.                                             613,800
                                                                   ------------
                                                                      3,015,710
                                                                   ------------
             HEALTH CARE - 22.5%
     15,200  Amgen, Inc.*(1)                                          1,087,255
     11,600  C.R. Bard, Inc.(1)                                         870,000
     14,000  Covance, Inc.*(1)                                          929,320
      8,000  Genentech, Inc.*(1)                                        661,600
     15,450  GlaxoSmithKline PLC                                        822,404
     21,650  Medtronic, Inc.                                          1,005,426
     14,000  Sanofi-Aventis ADR                                         622,580
     10,500  Stryker Corp.                                              520,695
                                                                   ------------
                                                                      6,519,280
                                                                   ------------
             INDUSTRIALS - 8.0%
     13,200  Danaher Corp.                                              906,443
      7,650  Jacobs Engineering Group, Inc.*                            571,685
     10,550  L-3 Communications Holdings, Inc.                          826,382
                                                                   ------------
                                                                      2,304,510
                                                                   ------------
             INFORMATION TECHNOLOGY - 15.7%
     47,100  Applied Materials, Inc.                                    835,083
     21,000  Autodesk, Inc.*                                            730,380
     44,150  Cisco Systems, Inc.*                                     1,015,450
     14,800  Iron Mountain Incorporated*                                635,512
     22,000  Microsoft Corp.                                            601,260
     19,400  Qualcomm, Inc.                                             705,190
                                                                   ------------
                                                                      4,522,875
                                                                   ------------
             MATERIALS - 2.5%
     12,000  Praxair, Inc.                                              709,920
                                                                   ------------
             MISCELLANEOUS - 3.3%
     15,600  iShares S&P 500 Growth Index Fund(1)                       963,456
                                                                   ------------
             TELECOMMUNICATION SERVICES - 2.3%
     26,600  Corning, Inc.*                                             649,306
                                                                   ------------
             TOTAL COMMON STOCKS
             (COST $23,346,345) - 88.2%                              25,439,783
                                                                   ------------
             SHORT-TERM INVESTMENTS - 8.2%
             U.S. GOVERNMENT AGENCIES
$ 2,354,000  Federal Home Loan Bank 4.50%, 10/2/2006                  2,353,712
                                                                   ------------
             TOTAL SHORT-TERM INVESTMENTS
             (COST 2,353,712) - 8.2%                                  2,353,712
                                                                   ------------
             COLLATERAL INVESTMENT FOR SECURITIES ON LOAN
             (COST $6,009,100) - 20.8%                                6,009,100
                                                                   ------------
             TOTAL INVESTMENTS
             (COST $31,709,157) - 117.2%                             33,802,595

             Liabilities less other assets - (17.2)%                 (4,952,292)
                                                                   ------------
             TOTAL NET ASSETS - 100.0%                             $ 28,850,303
                                                                   ============

(equivalent to $8.69 per share; unlimited shares of $1.00 par value capital shares authorized; 3,320,076 shares outstanding)

ADR - American Depository Receipt
PLC - Public Limited Company
*Non-income producing security
(1)Security on Loan, see accompanying Notes for collateral pool detail.

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS

SMALL CAP FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006
(UNAUDITED)

   SHARES                                                             VALUE
   ------                                                             -----
              COMMON STOCKS - 80.6%
              CONSUMER DISCRETIONARY - 5.3%
     150,000  Movado Group, Inc.                                   $  3,813,000
     350,000  RARE Hospitality International, Inc.*                  10,696,000
     240,000  The Cato Corporation                                    5,258,400
     225,000  THQ Inc.*                                               6,563,250
     330,000  Universal Electronics, Inc.*                            6,270,000
                                                                   ------------
                                                                     32,600,650
                                                                   ------------
              CONSUMER STAPLES - 2.3%
     300,000  Ralcorp Holdings, Inc.*                                14,469,000
                                                                   ------------
              FINANCIALS - 3.9%
     175,000  Hilb, Rogal & Hobbs Co.                                 7,463,750
     377,000  Portfolio Recovery Associates, Inc.*                   16,538,990
                                                                   ------------
                                                                     24,002,740
                                                                   ------------
              HEALTH CARE - 13.7%
     273,000  Arrow International, Inc.                               8,684,130
     250,000  ArthroCare Corp.*                                      11,715,000
     325,000  DJO, Inc.*                                             13,497,250
     200,000  Genesis Healthcare Corp.*                               9,526,000
     514,000  HealthExtras, Inc.*                                    14,551,340
     265,000  Integra LifeSciences Holdings Corp.*                    9,932,200
     298,000  Mediware Information Systems, Inc.*                     2,345,260
     350,000  Palomar Medical Technologies, Inc.*                    14,770,000
                                                                   ------------
                                                                     85,021,180
                                                                   ------------
              INDUSTRIALS - 17.6%
     320,000  Baldor Electric Co.                                     9,865,600
     265,000  CLARCOR, Inc.                                           8,079,850
     250,000  Curtiss-Wright Corp.                                    7,587,500
     306,000  ESCO Technologies, Inc.*                               14,088,240
     200,000  Franklin Electric Co., Inc.                            10,628,000
     537,000  FTI Consulting, Inc.*                                  13,457,220
     238,000  Gardner Denver, Inc.*                                   7,873,040
     106,650  Genlyte Group, Inc.*                                    7,593,480
     500,000  Heartland Express, Inc.                                 7,840,000
     250,000  Layne Christensen Co.*                                  7,142,500
     150,000  Teledyne Technologies, Inc.*                            5,940,000
     200,000  Varian, Inc.*                                           9,174,000
                                                                   ------------
                                                                    109,269,430
                                                                   ------------

SMALL CAP FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006
(UNAUDITED)

SHARES/PRINCIPAL AMOUNT                                                VALUE
-----------------------                                                -----
              INFORMATION TECHNOLOGY - 31.0%
     160,000  Anixter International, Inc.*                            9,035,200
     350,000  Belden CDT, Inc.                                       13,380,500
     151,950  Cymer, Inc.*                                            6,672,125
     291,554  Diodes Inc.*                                           12,586,386
     301,242  DSP Group, Inc.*                                        6,883,380
     400,000  Electro Scientific, Industries, Inc.*                   8,240,000
     450,000  Electronics for Imaging, Inc.*                         10,296,000
     489,000  FEI Co.*                                               10,322,790
     550,000  FileNET Corp.*                                         19,156,499
     375,000  j2 Global Communications, Inc.*                        10,188,750
     400,000  Littelfuse, Inc.*                                      13,880,000
     105,790  Measurement Specialties, Inc.*                          1,972,984
     455,000  Metrologic Instruments, Inc.*                           8,262,800
     275,000  MICROS Systems, Inc.*                                  13,453,000
     347,000  Microsemi Corp.*                                        6,540,950
     300,000  MSC Software Corp.                                      4,620,000
     350,000  NETGEAR, Inc.*                                          7,206,500
     425,000  Power Integrations, Inc.*                               8,330,000
     370,000  Transaction Systems Architects, Inc.*                  12,698,400
     525,000  Witness Systems, Inc.*                                  9,203,250
                                                                   ------------
                                                                    192,929,514
                                                                   ------------
              MATERIALS - 1.5%
     166,000  Albemarle Corp.                                         9,018,780
                                                                   ------------
              MISCELLANEOUS - 3.8%
     299,000  iShares Russell 2000 Growth                            21,644,610
     100,000  Powershares Global Water Portfolio                      1,691,000
                                                                   ------------
                                                                     23,335,610
                                                                   ------------
              TELECOMMUNICATION SERVICES - 1.5%
     280,000  Comtech Telecommunications Corp.*                       9,374,400
                                                                   ------------
              TOTAL COMMON STOCKS - 80.6%
              (COST $449,882,396)                                   500,021,304
                                                                   ------------
              SHORT-TERM INVESTMENTS - 19.1%
              U.S. GOVERNMENT AGENCIES
$118,758,000  Federal Home Loan Bank 4.50%,
              10/02/2006                                            118,743,211
                                                                   ------------
              TOTAL SHORT-TERM INVESTMENTS
              (COST $118,743,211) - 19.1%                           118,743,211
                                                                   ------------
              TOTAL INVESTMENTS - 99.7%
              (COST $568,625,607)                                   618,764,515

              Other assets less liabilities - 0.3%                    1,691,589
                                                                   ------------
              TOTAL NET ASSETS - 100.0%                            $620,456,104
                                                                   ============

(equivalent to $17.22 per share; unlimited shares of $1.00 par value capital shares authorized; 36,038,967 shares outstanding)

*Non-income producing security

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS

WORLDWIDE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006
(UNAUDITED)

   SHARES                                                              VALUE
   ------                                                              -----
              COMMON STOCKS (ADR'S) - 89.8%
              AUSTRALIA - 3.6%
     385,000  Australia and New Zealand Banking Group Ltd.         $ 38,480,750
     746,876  BHP Billiton Ltd.(1)                                   28,291,663
     775,000  CSL Ltd.(2)                                            31,248,694
                                                                 --------------
                                                                     98,021,107
                                                                 --------------
              AUSTRIA - 1.7%
   1,103,480  Erste Bank der oesterreichischen
              Sparkassen A.G.(1)                                     34,316,904
     222,213  OMV A.G.(2)                                            11,501,929
                                                                 --------------
                                                                     45,818,833
                                                                 --------------
              BELGIUM - 0.8%
     173,500  Solvay S.A.(2)                                         22,418,292
                                                                 --------------
              BRAZIL - 3.2%
     802,180  Companhia de Bebidas das Americas S.A.                 36,402,928
     671,600  Empresa Brasileira de Aeronautica S.A.                 26,373,732
     309,097  Petroleo Brasileiro S.A.(1)                            25,911,602
                                                                 --------------
                                                                     88,688,262
                                                                 --------------
              CANADA - 4.0%
     687,150  Imperial Oil Ltd.(1)                                   23,053,883
     280,400  Potash Corp. of Saskatchewan, Inc.                     29,214,876
     634,000  Royal Bank of Canada                                   28,187,640
     478,800  Toronto-Dominion Bank(1)                               28,316,232
                                                                 --------------
                                                                    108,772,631
                                                                 --------------
              CHILE - 0.8%
     199,950  Sociedad Quimica Y Minera de Chile S.A.(1)             23,014,245
                                                                 --------------
              FINLAND - 1.3%
   1,676,835  Sampo Oyj(2)                                           34,921,671
                                                                 --------------
              FRANCE - 2.2%
     806,200  Sanofi-Aventis(1)                                      35,851,714
     374,270  Total S.A.(1)                                          24,679,364
                                                                 --------------
                                                                     60,531,078
                                                                 --------------
              GERMANY - 7.4%
     689,600  Adidas-Salomn A.G.(1)                                  16,186,912
   2,706,000  Allianz A.G.(1)                                        46,894,979
     206,900  Bayer A.G.(1)                                          10,541,555
     783,200  Fresenius Medical Care A.G.(1)                         33,849,904
     264,700  Henkel KGaA Pfd.(1)                                    36,914,215
     575,890  SAP A.G.(1)                                            28,506,555
     339,105  Siemens A.G.(1)                                        29,536,046
                                                                 --------------
                                                                    202,430,166
                                                                 --------------
              GREECE - 2.5%
     987,100  Coca-Cola Hellenic Bottling Co. S.A.(2)                33,987,051
   1,481,920  Cosmote Mobile Telecommunications S.A.(2)              35,480,476
                                                                 --------------
                                                                     69,467,527
                                                                 --------------
              HONG KONG - 0.8%
   3,738,200  CLP Holdings Ltd.(1)                                   22,522,655
                                                                 --------------
              HUNGARY - 1.2%
   1,035,900  Magyar Tavkozlesi Rt.(1)                               20,718,000
     120,000  MOL Hungarian Oil and Gas Nyrt.                        10,920,540
                                                                 --------------
                                                                     31,638,540
                                                                 --------------
              IRELAND - 2.3%
     205,550  Anglo Irish Bank Corp. PLC(1)                          33,745,390
     479,800  Ryanair Holdings PLC*(1)                               30,366,542
                                                                 --------------
                                                                     64,111,932
                                                                 --------------
              ISRAEL - 1.4%
   1,116,111  Teva Pharmaceutical Industries Ltd.(1)                 38,048,224
                                                                 --------------
              ITALY - 2.3%
   1,347,700  Luxottica Group S.p.A.(1)                              39,662,811
   1,128,148  Saipem S.p.A.(2)                                       24,495,131
                                                                 --------------
                                                                     64,157,942
                                                                 --------------
              JAPAN - 15.8%
   1,894,580  Asahi Breweries Ltd.(2)                                27,632,802
   1,183,200  Canon, Inc.                                            61,869,528
     312,100  Fanuc Ltd.(2)                                          24,372,693
     540,800  Honda Motor Co., Ltd.(1)                               18,187,104
     732,900  Ito EN Ltd.(2)                                         25,264,922
   1,289,200  Kao Corp.(2)                                           34,396,138
     312,232  Komatsu Ltd.(1)                                        21,579,759
     684,500  Meitec Corp.(2)                                        21,045,483
   1,659,400  Nidec Corp.(1)                                         31,512,006
   1,460,500  NTT DoCoMo, Inc.(1)                                    22,506,305
     949,048  Seven & I Holdings Co., Ltd.(2)                        30,545,737
     611,200  Takeda Pharmaceutical Co., Ltd.(2)                     38,153,085
     800,000  Terumo Corp.(2)                                        30,356,160
     236,200  Toyota Motor Corp.                                     25,722,180
     224,059  Yamada Denki Co., Inc.(2)                              22,469,475
                                                                 --------------
                                                                    435,613,377
                                                                 --------------
              NETHERLANDS - 2.9%
   2,496,057  Aegon N.V.                                             46,850,990
     284,400  Akzo Nobel N.V.                                        17,487,756
     620,800  ASML Holding N.V.*(1)                                  14,452,224
                                                                 --------------
                                                                     78,790,970
                                                                 --------------
              SOUTH KOREA - 2.7%
     121,300  Samsung Electronics Co., Ltd.(1,3)                     42,547,915
      60,000  Shinsegae Co., Ltd.(2)                                 31,061,807
                                                                 --------------
                                                                     73,609,722
                                                                 --------------
              SPAIN - 3.1%
   1,000,000  Banco Bilbao Vizcaya Argentaria S.A.(1)                23,130,000
     695,400  Industria De Diseno Textil(2)                          32,382,701
     585,368  Telefonica S.A.(1)                                     30,327,916
                                                                 --------------
                                                                     85,840,617
                                                                 --------------
              SWEDEN - 3.2%
   2,672,880  Sandvik A.B.(1)                                        30,636,551
     397,800  Svenska Cellulosa A.B.(2)                              18,238,245
   1,122,740  Telefonaktiebolaget LM Ericsson*(1)                    38,678,392
                                                                 --------------
                                                                     87,553,188
                                                                 --------------
              SWITZERLAND - 9.0%
   3,163,100  ABB Ltd.(1)                                            41,689,658
     585,700  Mettler-Toledo International, Inc.*                    38,744,055
     367,700  Nestle S.A.(1)                                         32,201,328
     106,600  Nobel Biocare Holding A.G.(2)                          26,161,204
     577,426  Novartis A.G.                                          33,744,775
     359,600  Roche Holding A.G.                                     31,186,310
     291,568  Synthes, Inc.(2)                                       32,318,941
     205,947  UBS A.G.(1)                                            12,214,717
                                                                 --------------
                                                                    248,260,988
                                                                 --------------
              TAIWAN - 1.3%
   3,747,885  Taiwan Semiconductor Manufacturing Co., Ltd.(1)        35,979,696
                                                                 --------------
              UNITED KINGDOM - 15.3%
     561,600  BG Group PLC                                           34,240,752
     359,400  BP PLC                                                 23,569,452
     400,000  British American Tobacco PLC(1)                        21,884,000
     671,372  Cadbury Schweppes PLC(1)                               28,714,580
     559,820  GlaxoSmithKline PLC                                    29,799,219
     316,100  HSBC Holdings PLC(1)                                   28,932,633
   1,323,050  Imperial Chemical Industries PLC(1)                    39,598,887
     700,000  Reckitt Benckiser PLC(2)                               28,946,582
     841,762  Royal Bank of Scotland Group PLC(2)                    28,912,968
   5,025,000  Sage Group PLC(2)                                      23,581,084
     796,632  Scottish Power PLC                                     38,684,450
     702,700  Shire Pharmaceuticals Group PLC(1)                     34,706,353
   1,946,400  Tesco PLC                                              39,998,521
     785,006  Vodafone Group PLC                                     17,945,237
                                                                 --------------
                                                                    419,514,718
                                                                 --------------
              UNITED STATES - 1.0%
     604,200  AFLAC, Inc.(1)                                         27,648,192
                                                                 --------------
              TOTAL COMMON STOCKS (ADR'S)
              (COST $1,941,984,627) - 89.8%                       2,467,374,573
                                                                 --------------
              SHORT-TERM INVESTMENTS - 10.0%
              U.S. GOVERNMENT AGENCIES
$273,650,000  Federal Home Loan Bank
              4.75%, 10/02/2006                                     273,613,893
                                                                 --------------
              TOTAL SHORT-TERM INVESTMENTS
              (COST $273,613,893) - 10.0%                           273,613,893
                                                                 --------------
              COLLATERAL INVESTMENT FOR
              SECURITIES ON LOAN
              (COST $403,855,414) - 14.7%                           403,855,414
                                                                 --------------
              TOTAL INVESTMENTS - 114.5%
              (COST $2,619,453,934)                               3,144,843,880

              Liabilities less other assets - (14.5)%              (399,174,962)
                                                                 --------------
              TOTAL NET ASSETS - 100.0%                          $2,745,668,918
                                                                 ==============

(equivalent to $30.80 per share; unlimited shares of $1.00 par value capital shares authorized; 89,139,472 shares outstanding)

ADR - American Depository Receipt
PLC - Public Limited Company
*Non-income producing security
(1)Security on Loan, see accompanying Notes for collateral pool detail.
(2)Non ADR
(3)144A Restricted Security

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS

BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006
(UNAUDITED)

 PRINCIPAL
   AMOUNT                                                              VALUE
   ------                                                              -----
             CORPORATE BONDS - 20.2%
$ 1,375,000  American International Group, Inc.
             2.87%, 05/15/08                                       $  1,327,821
    750,000  Anheuser-Busch Companies, Inc.
             5.75%, 04/01/10                                            767,696
    500,000  Applied Materials, Inc.
             6.75%, 10/15/07                                            505,900
             Berkshire Hathaway, Inc.
    575,000  3.37%, 10/15/08                                            555,693
  1,000,000  4.20%, 12/15/10(1)                                         967,093
    800,000  4.63%, 10/15/13                                            771,467
  1,500,000  Computer Sciences Corp.
             3.50%, 04/15/08                                          1,456,770
    500,000  Harvard University
             8.12%, 04/15/07                                            507,620
    500,000  IBM Corp.
             7.50%, 06/15/13                                            562,590
  1,000,000  Lincoln National Corp.
             4.75%, 02/15/14                                            952,348
  1,090,909  M&I Bank
             2.90%, 08/18/09                                          1,050,746
    220,000  Matson Navigation Co.
             5.33%, 09/04/28                                            222,097
  1,566,000  Merrill Lynch & Co.
             6.00%, 02/17/09                                          1,592,866
  3,000,000  Morgan Stanley
             3.87%, 01/15/09                                          2,921,143
             Northern Trust Corp.
  1,650,000  2.87%, 12/15/06                                          1,641,441
    465,000  7.10%, 08/01/09                                            486,814
  2,000,000  SBC Communications, Inc.
             6.25%, 03/15/11(1)                                       2,066,820
  1,000,000  SLM Corp.
             4.50%, 07/26/10                                            974,542
             Target Corp.
     50,000  3.37%, 03/01/08                                             48,838
  1,000,000  6.35%, 01/15/11                                          1,045,590
     75,000  Verizon Global Funding Corp.
             4.00%, 01/15/08                                             73,827
  3,000,000  Verizon Virginia, Inc.
             4.62%, 03/15/13                                          2,796,006
    500,000  Wisconsin Electric Power Co.
             6.62%, 11/15/06                                            500,561
                                                                   ------------
             TOTAL CORPORATE BONDS
             (COST $24,086,715) - 20.2%                              23,796,289
                                                                   ------------

             GOVERNMENT-SPONSORED ENTERPRISES - 38.3%
             Government National Mortgage Association
        462  7.50%, 04/15/07                                                464
      6,443  6.25%, 05/15/08                                              6,452
      7,192  6.00%, 07/20/08                                              7,179
     39,540  6.00%, 08/15/08                                             39,590
     17,979  9.50%, 10/15/08                                             18,917
      3,906  6.00%, 10/20/08                                              3,898
      1,062  6.00%, 11/20/08                                              1,060
      4,844  6.50%, 02/20/09                                              4,867
      6,827  7.50%, 03/20/09                                              6,935
     14,778  6.00%, 05/15/09                                             14,831
      8,394  7.00%, 05/15/09                                              8,460
     46,187  6.00%, 04/15/11                                             46,595
     29,618  6.50%, 10/15/11                                             30,030
     47,303  6.50%, 02/15/12                                             48,133
     23,724  6.00%, 02/20/13                                             23,954
      5,283  6.00%, 03/15/13                                              5,350
     37,685  6.00%, 03/20/13                                             38,051
     11,119  6.00%, 06/15/13                                             11,262
     70,214  6.00%, 08/15/13                                             71,115
     47,217  6.00%, 08/20/13                                             47,675
     71,158  6.00%, 12/20/13                                             71,850
     60,161  6.00%, 01/20/14                                             61,091
     70,704  6.00%, 02/15/14                                             72,017
     55,694  6.00%, 02/20/14                                             56,555
     79,838  6.00%, 05/15/14                                             81,320
     32,569  6.00%, 05/20/14                                             33,072
     43,972  7.00%, 08/20/15                                             45,186
      6,912  6.00%, 01/20/16                                              7,020
    172,857  5.50%, 04/20/16                                            173,009
     77,370  6.00%, 04/20/16                                             78,583
    324,941  6.00%, 05/15/16                                            331,051
     62,739  6.50%, 05/15/16                                             64,082
     96,126  6.00%, 07/20/16                                             97,633
     32,098  7.00%, 07/20/16                                             32,969
    145,433  6.00%, 08/15/16                                            148,167
    118,670  6.00%, 08/15/16                                            120,901
    111,609  6.00%, 08/15/16                                            113,708
    409,486  5.50%, 09/20/16                                            409,845
    178,951  7.00%, 09/20/16                                            183,809
    790,299  5.50%, 11/15/16                                            793,523
    201,604  5.50%, 11/15/16                                            202,426
    309,241  6.00%, 11/15/16                                            315,055
      7,064  5.50%, 12/20/16                                              7,070
    576,575  5.50%, 01/15/17                                            579,163
      6,897  6.00%, 01/15/17                                              7,027
    261,908  6.50%, 01/15/17                                            267,507
    211,476  6.00%, 02/15/17                                            215,441
     18,326  6.00%, 02/15/17                                             18,671
     63,477  5.50%, 02/20/17                                             63,563
    244,106  5.00%, 04/20/17                                            240,885
    441,142  5.50%, 05/20/17                                            441,747
    104,903  5.00%, 06/15/17                                            103,865
    216,719  5.50%, 06/20/17                                            215,878
    526,274  5.50%, 08/15/17                                            528,636
    424,118  5.50%, 08/15/17                                            426,021
    135,540  5.50%, 08/20/17                                            135,726
    146,255  5.50%, 09/20/17                                            146,455
    593,550  5.50%, 10/15/17                                            596,214
    133,754  6.00%, 10/15/17                                            136,262
    392,624  6.00%, 10/17/17                                            398,762
    456,146  5.50%, 10/20/17                                            456,771
    426,657  5.00%, 11/15/17                                            422,320
     25,299  5.50%, 11/15/17                                             25,412
    771,070  5.50%, 11/15/17                                            774,530
    427,511  5.00%, 11/20/17                                            421,871
    118,325  5.00%, 12/15/17                                            117,125
     37,880  5.00%, 12/15/17                                             37,495
    101,233  5.00%, 12/20/17                                             99,898
  1,238,897  5.00%, 02/15/18                                          1,226,184
    453,888  5.00%, 02/15/18                                            449,159
     88,802  5.00%, 02/15/18                                             87,877
     24,600  5.00%, 03/15/18                                             24,343
     72,724  5.00%, 03/15/18                                             71,966
     39,808  5.50%, 03/20/18                                             39,867
  1,886,444  5.00%, 04/16/18                                          1,874,037
  1,459,172  5.00%, 04/20/18                                          1,439,481
    220,323  5.00%, 05/15/18                                            218,027
     65,882  5.00%, 06/15/18                                             65,196
    146,908  5.00%, 06/20/18                                            144,925
     47,459  5.00%, 07/15/18                                             46,964
    127,695  5.00%, 07/15/18                                            126,364
     50,657  5.00%, 07/15/18                                             50,129
     51,887  5.00%, 07/15/18                                             51,347
    124,156  5.00%, 07/20/18                                            122,480
    425,825  5.50%, 07/20/18                                            426,454
     15,563  4.50%, 08/15/18                                             15,111
    907,501  5.00%, 08/15/18                                            898,044
     38,906  5.00%, 08/15/18                                             38,501
    421,125  5.00%, 08/20/18                                            415,442
    196,573  5.50%, 08/20/18                                            196,863
     50,919  6.00%, 09/15/18                                             51,491
    345,215  5.00%, 10/15/18                                            341,571
    131,086  5.50%, 10/15/18                                            131,689
    399,738  5.50%, 10/20/18                                            400,328
     13,504  5.00%, 11/15/18                                             13,363
     30,333  5.00%, 12/20/18                                             29,924
    227,384  5.00%, 02/20/19                                            224,118
     70,524  5.00%, 04/15/19                                             69,732
    804,018  5.50%, 06/20/19                                            805,119
     90,032  5.50%, 07/20/19                                             90,155
    503,965  5.00%, 08/20/19                                            496,727
    192,134  5.50%, 08/20/19                                            192,397
     17,091  5.00%, 09/15/19                                             16,899
    702,715  5.00%, 09/20/19                                            692,622
  2,356,712  6.00%, 09/20/19                                          2,359,813
    109,514  5.00%, 10/20/19                                            107,941
    338,070  5.50%, 10/20/19                                            338,533
    574,872  5.00%, 11/15/19                                            568,416
    583,658  5.00%, 11/20/19                                            575,275
    836,384  5.50%, 11/20/19                                            837,529
    143,370  5.00%, 12/15/19                                            141,760
    656,704  5.00%, 01/20/20                                            646,856
    117,146  5.50%, 04/20/20                                            117,265
    400,000  4.48%, 08/16/25                                            390,622
    204,609  7.00%, 11/15/28                                            211,473
  3,500,000  4.26%, 07/16/29(1)                                       3,377,205
  1,500,000  4.85%, 02/16/30                                          1,485,911
  3,000,000  4.89%, 04/16/31                                          2,954,123
    114,010  6.50%, 05/20/31                                            116,892
     33,032  6.50%, 10/20/31                                             33,867
  3,500,000  4.80%, 08/16/32(1)                                       3,426,674
    432,054  5.00%, 05/15/33                                            420,724
     25,052  5.50%, 08/20/33                                             24,838
  2,700,000  5.34%, 07/16/36                                          2,692,697
  1,000,000  5.06%, 12/16/36                                            979,119
  1,000,000  5.12%, 12/16/46                                            985,992
                                                                   ------------
             TOTAL GOVERNMENT-SPONSORED ENTERPRISES
             (COST $46,142,499) - 38.3%                              45,190,426
                                                                   ------------
             MUNICIPAL BONDS - 1.1%
    650,000  Kansas State Development Financial Authority
             4.36%, 10/01/10                                            634,426
    675,000  Kansas State Development Financial Authority
             4.50%, 10/01/11                                            658,213
                                                                   ------------
             TOTAL MUNICIPAL BONDS
             (COST $1,325,000) - 1.1%                                 1,292,639
                                                                   ------------
             U.S. GOVERNMENT AGENCIES - 19.9%

             Federal Home Loan Bank
     25,000  2.75%, 12/15/06                                             24,871
  1,000,000  3.75%, 01/28/08                                            983,700
  1,000,000  6.02%, 05/20/08                                          1,016,643
  1,000,000  3.75%, 08/15/08                                            978,301
     25,000  3.88%, 02/12/10                                             24,195
     25,000  4.38%, 03/17/10                                             24,575
  2,750,000  4.50%, 11/15/12(1)                                       2,688,570
                                                                   ------------
                                                                      5,740,855
                                                                   ------------
             Federal Home Loan Mortgage Corp.
    190,794  4.00%, 02/01/09                                            185,346
  2,250,000  4.38%, 07/30/09(1)                                       2,217,569
    932,314  5.50%, 12/15/18                                            930,872
    656,998  6.00%, 10/01/25                                            664,912
    679,837  5.50%, 08/15/32                                            682,745
                                                                   ------------
                                                                      4,681,444
                                                                   ------------
             Federal National Mortgage Association
     50,000  5.00%, 01/15/07                                             49,953
    100,000  3.25%, 11/15/07                                             98,030
  1,000,000  3.50%, 01/28/08                                            980,707
     15,000  3.25%, 08/15/08                                             14,547
    750,000  5.50%, 03/15/11(1)                                         768,402
  1,300,000  5.38%, 11/15/11(1)                                       1,329,349
  2,750,000  4.75%, 02/21/13(1)                                       2,723,174
                                                                   ------------
                                                                      5,964,162
                                                                   ------------
             Small Business Administration
    155,377  6.60%, 07/01/09                                            157,420
      1,228  9.10%, 10/01/09                                              1,260
      6,206  8.80%, 01/01/10                                              6,429
      3,680  9.45%, 02/01/10                                              3,840
    141,786  8.01%, 02/10/10                                            150,060
     37,479  7.46%, 03/01/10                                             38,513
      9,307  8.62%, 02/01/11                                              9,700
    325,540  6.64%, 02/10/11                                            338,352
    585,747  5.97%, 03/01/11                                            594,122
    320,543  5.75%, 05/01/11                                            323,974
    811,199  6.09%, 07/01/11                                            824,725
      7,483  8.85%, 08/01/11                                              7,847
    405,936  5.55%, 09/01/11                                            409,715
    536,396  5.88%, 09/01/11                                            547,803
     10,129  8.60%, 09/01/11                                             10,607
     28,138  8.25%, 11/01/11                                             29,318
     56,799  7.60%, 01/01/12                                             58,836
    108,646  7.40%, 08/01/12                                            112,650
     75,471  7.05%, 09/01/12                                             77,915
     49,360  7.55%, 11/01/12                                             51,279
    168,302  8.15%, 02/01/15                                            177,280
  1,588,741  6.44%, 06/01/21                                          1,650,732
  1,513,539  6.34%, 08/01/21                                          1,571,173
                                                                   ------------
                                                                      7,153,550
                                                                   ------------
             TOTAL U.S. GOVERNMENT AGENCIES
             (COST $23,523,667) - 19.9%                              23,540,011
                                                                   ------------
             U.S. GOVERNMENT SECURITIES - 19.7%

             U.S. Treasury Inflation Bond
  1,240,730  3.87%, 01/15/09(1)                                       1,276,741
                                                                   ------------
             U.S. Treasury Note
  4,075,000  5.00%, 08/15/11(1)                                       4,154,752
  1,000,000  3.62%, 05/15/13(1)                                         945,157
  5,000,000  4.00%, 02/15/14(1)                                       4,809,180
  5,375,000  4.12%, 05/15/15(1)                                       5,188,767
  5,000,000  5.12%, 05/15/16(1)                                       5,188,285

             U.S. Treasury Strip
  2,000,000  08/15/11(1)                                              1,608,816

             TOTAL U.S. GOVERNMENT SECURITIES
             (COST $23,625,931) - 19.7%                              23,171,698
                                                                   ------------
             COLLATERAL INVESTMENT FOR
             SECURITIES ON LOAN
             (COST $41,126,062)  - 34.9%                             41,126,062

             TOTAL INVESTMENTS
             (COST $159,829,874) - 134.1%                           158,117,125

             Liabilities less other assets - (34.1%)                (40,235,077)
                                                                   ------------
             TOTAL NET ASSETS - 100.00%                            $117,881,784
                                                                   ============

(Equivalent to $10.87 per share; unlimited shares of $1.00 par value capital shares authorized; 10,842,279 shares outstanding)

(1) Security on Loan, see accompanying Notes for collateral pool detail.

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS

FEDERAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006
(UNAUDITED)

 PRINCIPAL
   AMOUNT                                                              VALUE
   ------                                                              -----
             U.S. GOVERNMENT AGENCIES - 103.2%
             Federal Home Loan Bank - 61.2%
$27,548,000  1.47%, 10/02/2006                                     $ 27,544,635
  2,500,000  5.10%, 10/13/2006                                        2,500,000
 11,395,000  2.625%, 10/16/2006                                      11,382,431
  4,550,000  Variable Rate, 10/18/2006, callable                      4,549,763
  1,000,000  4.02%, 10/27/2006, callable                                999,112
  8,000,000  5.13%, 11/02/2006                                        8,000,000
    425,000  4.51%, 11/07/2006, callable                                424,688
  6,000,000  5.43%, 11/10/2006                                        6,000,000
    500,000  3.85%, 11/14/2006, callable                                499,180
  1,560,000  2.75%, 11/15/2006                                        1,555,229
    550,000  3.00%, 11/15/2006                                          548,528
  1,510,000  4.875%, 11/15/2006                                       1,509,071
    450,000  6.50%, 11/15/2006                                          450,655
  2,000,000  Variable Rate, 11/17/2006, callable                      1,996,645
 10,300,000  5.42%, 11/17/2006                                       10,300,000
  4,000,000  5.40%, 11/20/2006                                        4,000,000
  3,600,000  5.40%, 11/28/2006                                        3,600,000
  5,000,000  Variable Rate, 12/08/2006, callable                      5,000,000
  2,000,000  Variable Rate, 12/13/2006                                1,999,961
  3,000,000  5.25%, 12/15/2006                                        3,000,000
  1,500,000  2.25%, 12/26/2006, callable                              1,488,956
  3,500,000  4.03%, 12/29/2006, callable                              3,489,802
  2,000,000  5.49%, 01/02/2007                                        2,000,000
  2,000,000  Variable Rate, 01/24/2007, callable                      2,000,000
  5,000,000  Variable Rate, 02/22/2007                                4,989,789
  1,800,000  Variable Rate, 02/22/2007                                1,796,709
  1,500,000  Variable Rate, 03/14/2007                                1,497,068
  3,500,000  Variable Rate, 04/27/2007                                3,491,440
  5,000,000  Variable Rate, 05/15/2007                                5,000,000
  1,000,000  Variable Rate, 07/05/2007, callable                      1,000,000
  2,000,000  Variable Rate, 07/27/2007, callable                      2,000,000
  1,650,000  5.50%, 08/15/2007, callable                              1,650,000
    500,000  Variable Rate, 08/28/2007                                  498,222
                                                                   ------------
                                                                    126,761,884
                                                                   ------------
             Federal Home Loan Mortgage Corp. - 25.4%
 11,000,000  3.47%, 10/05/2006                                       10,993,650
 18,905,000  2.750%, 10/15/2006                                      18,884,954
  1,000,000  3.00%, 11/09/2006, callable                                997,347
  2,000,000  3.75%, 11/15/2006                                        1,996,043
  1,500,000  Variable Rate, 11/17/2006, callable                      1,497,514
  9,400,000  2.875%, 12/15/2006                                       9,353,439
    565,000  6.704%, 01/09/2007                                         566,909
  1,500,000  Variable Rate, 01/26/2007                                1,500,000
  1,900,000  4.875%, 02/26/2007, callable                             1,900,000
  5,000,000  5.375%, 06/18/2007, callable                             5,000,000
                                                                   ------------
                                                                     52,689,856
                                                                   ------------
             Federal National Mortgage Association - 16.6%
  7,396,000  4.375%, 10/15/2006                                       7,393,079
  1,600,000  4.00%, 10/16/2006                                        1,599,036
  1,040,000  3.00%, 10/18/2006, callable                              1,038,813
  1,000,000  2.65%, 10/27/2006, callable                                998,085
  1,600,000  2.625%, 11/15/2006                                       1,594,678
  3,775,000  2.80%, 11/17/2006, callable                              3,762,778
  3,000,000  Variable Rate, 11/17/2006, callable                      2,993,205
  1,325,000  3.00%, 11/22/2006, callable                              1,320,511
    800,000  Variable Rate, 11/29/2006, callable                        798,081
 10,000,000  3.25%, 12/01/2006, callable                              9,965,776
  2,000,000  3.25%, 12/21/2006, callable                              1,990,804
    500,000  6.92%, 03/19/2007                                          504,416
    500,000  4.17%, 04/05/2007, callable                                497,298
                                                                   ------------
                                                                     34,456,560
                                                                   ------------
             TOTAL U.S. GOVERNMENT AGENCIES
             (COST $213,908,300)                                    213,908,300
                                                                   ------------
             TOTAL INVESTMENTS - 103.2%
             (COST $213,908,300)                                    213,908,300
             Liabilities less other assets - (3.2)%                  (6,555,480)
                                                                   ------------
             TOTAL NET ASSETS - 100.0%                             $207,352,820
                                                                   ============

(equivalent to $1.00 per share; unlimited shares of $0.01 par value capital shares authorized; 207,408,221 shares outstanding)

Valuation of securities is on the basis of amortized cost, which approximates market value.

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS

PRIME MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006
(UNAUDITED)

 PRINCIPAL
   AMOUNT                                                              VALUE
   ------                                                              -----
             SHORT-TERM CORPORATE NOTES - 47.2%
$30,000,000  AIG Capital Funding, Inc.
             1.734%, 10/02/2006                                    $ 29,995,667
  5,580,000  Allstate Life Global
             2.620%, 10/22/2006                                       5,570,922
 30,000,000  Anheuser Busch, Cos.
             1.760%, 10/02/2006                                      29,995,600
  1,650,000  Bank of Ireland
             4.997%, 11/03/2006                                       1,642,051
  2,700,000  Bank of Ireland
             5.106%, 11/22/2006                                       2,679,525
  2,365,000  Bank of Montreal
             7.800%, 04/01/2007                                       2,394,900
 18,077,000  BellSouth Corp.
             5.000%, 10/15/2006                                      18,072,471
 15,155,000  Conoco Funding Co.
             5.450%, 10/15/2006                                      15,154,420
  2,080,000  Emerson Electric
             4.381%, 10/11/2006                                       2,076,967
 15,000,000  4.664%, 10/18/2006                                      14,963,167
 10,000,000  FleetBoston Financial
             4.870%, 12/01/2006                                       9,991,275
 12,194,000  General Dynamics Corp.
             4.416%, 10/12/2006                                      12,174,588
    750,000  HSBC Finance Corp.
             7.870%, 03/01/2007                                         757,422
  1,210,000  HSBC USA Inc.
             7.000%, 11/01/2006                                       1,211,468
 20,000,000  Variable, 12/14/2006                                    20,004,763
  4,750,000  IBM Corp.
             4.870%, 10/01/2006                                       4,750,000
 25,000,000  1.777%, 10/02/2006                                      24,996,299
  2,785,000  International Lease Finance Corp.
             5.750%, 10/15/2006                                       2,785,212
    750,000  Lehman Bros, Inc.
             7.370%, 01/15/2007                                         753,831
 14,670,000  MBIA Inc.
             2.870%, 11/30/2006 (3)                                  14,609,137
  3,277,000  Merrill Lynch & Co.
             Variable, 03/12/2007                                     3,261,820
  8,250,000  Metlife Inc.
             5.250%, 12/01/2006                                       8,247,360
 10,000,000  Morgan Stanley DW Inc.
             2.626%, 10/03/2006                                       9,997,083
 10,000,000  2.666%, 10/03/2006                                       9,997,039
 10,000,000  4.508%, 10/13/2006                                       9,982,500
  7,000,000  State Street Bank
             5.390%, 11/22/2006                                       7,001,124
 30,000,000  State Street Boston
             1.777%, 10/02/2006                                      29,995,558
  1,500,000  SunTrust Banks, Inc.
             2.500%, 11/01/2006                                       1,496,308
  9,440,000  Sysco Corp.
             1.794%, 10/02/2006                                       9,438,589
  5,745,000  U.S. Bancorp.
             2.850%, 11/15/2006                                       5,727,512
  5,860,000  United Tech Corp.
             4.870%, 11/01/2006                                       5,856,605
 14,267,000  Wachovia Corp.
             4.950%, 11/01/2006                                      14,260,820
 10,000,000  Wal-Mart Stores, Inc.
             5.133%, 11/13/2006                                       9,937,650
                                                                   ------------
             TOTAL SHORT-TERM CORPORATE NOTES
             (COST $339,779,653)                                    339,779,653
                                                                   ------------
             MUNICIPAL BONDS - 5.9%
  7,060,000  Chicago IL
             Public Building Comm.
             Special Obligation Bonds 7.000%, 01/01/2007              7,089,340
 25,000,000  Colorado Springs, Colorado,
             Utility Revenue Bonds
             Variable Rate, 11/01/2027                               25,000,000
  6,000,000  State of Michigan
             Municipal Note 4.650%, 10/11/2006                        5,998,746
  4,390,000  Wichita, Kansas
             5.750%, 02/08/2007                                       4,392,258
                                                                   ------------
             TOTAL MUNICIPAL BONDS
             (COST $42,480,344)                                      42,480,344
                                                                   ------------
             U.S. GOVERNMENT AGENCIES - 48.2%
             Federal Home Loan Bank - 34.3%
  7,500,000  5.100%, 10/13/2006                                       7,500,000
 10,000,000  Variable Rate, 10/18/2006, callable                     10,000,000
  3,000,000  2.870%, 10/25/2006                                       2,995,022
  4,000,000  4.020%, 10/27/2006                                       3,996,645
  6,000,000  4.350%, 10/30/2006, callable                             5,998,218
 17,000,000  5.130%, 11/02/2006                                      17,000,000
 14,000,000  5.430%, 11/10/2006                                      14,000,000
  8,000,000  5.420%, 11/17/2006                                       8,000,000
 17,650,000  5.400%, 11/20/2006                                      17,650,001
 14,400,000  5.400%, 11/28/2006                                      14,400,000
  2,500,000  Variable Rate, 12/08/2006, callable                      2,500,000
  2,200,000  Variable Rate, 12/13/2006                                2,199,957
    530,000  2.750%, 12/15/2006                                         527,719
    800,000  3.800%, 12/15/2006                                         797,355
 10,000,000  5.250%, 12/15/2006                                      10,000,000
  7,950,000  2.250%, 12/26/2006, callable                             7,891,466
  8,000,000  5.490%, 01/02/2007                                       8,000,000
 15,900,000  Variable Rate, 01/24/2007, callable                     15,900,000
 10,000,000  5.000%, 02/09/2007                                      10,000,000
  2,550,000  Variable Rate, 02/22/2007                                2,544,510
  8,200,000  Variable Rate, 02/22/2007                                8,185,006
  5,000,000  Variable Rate, 03/13/2007, callable                      5,000,000
  3,500,000  Variable Rate, 03/14/2007                                3,493,158
  3,530,000  Variable Rate, 03/28/2007                                3,522,919
  1,500,000  Variable Rate, 03/28/2007                                1,495,274
 13,000,000  Variable Rate, 04/27/2007                               12,967,247
 15,000,000  Variable Rate, 05/15/2007                               15,000,000
  2,950,000  Variable Rate, 07/05/2007, callable                      2,950,000
  8,000,000  Variable Rate, 07/27/2007, callable                      8,000,000
  8,000,000  5.500%, 08/15/2007, callable                             8,000,000
 10,000,000  5.550%, 08/24/2007                                      10,000,000
  2,260,000  Variable Rate, 08/28/2007                                2,251,965
  5,000,000  5.400%, 08/28/2007                                       5,000,000
                                                                   ------------
                                                                    247,766,462
                                                                   ------------
             Federal Home Loan Mortgage Corp. - 6.3%
  4,000,000  3.469%, 10/05/2006                                       3,997,689
  3,055,000  2.750%, 10/15/2006                                       3,051,790
  3,500,000  Variable Rate, 11/17/2006, callable                      3,494,202
  2,000,000  4.350%, 11/21/2006                                       1,996,894
  1,585,000  2.450%, 12/11/2006                                       1,575,612
  4,365,000  2.870%, 12/15/2006                                       4,343,379
  1,085,000  3.800%, 12/27/2006                                       1,080,682
  5,000,000  Variable Rate, 12/27/2006                                5,000,000
 10,500,000  Variable Rate, 01/26/2007                               10,499,999
  2,000,000  2.750%, 01/30/2007, callable                             1,983,571
  8,100,000  4.870%, 02/26/2007, callable                             8,100,000
                                                                   ------------
                                                                     45,123,818
                                                                   ------------
             Federal National Mortgage Association - 7.6%
  7,840,000  4.370%, 10/15/2006                                       7,836,722
 11,530,000  4.000%, 10/16/2006                                      11,522,987
  1,000,000  4.060%, 11/09/2006                                         998,451
 12,381,000  2.620%, 11/15/2006                                      12,338,771
 13,013,000  Variable Rate, 11/17/2006, callable                     12,983,532
  2,465,000  Variable Rate, 11/29/2006, callable                      2,459,089
  6,515,000  3.500%, 12/28/2006                                       6,486,907
    100,000  4.250%, 09/15/2007                                          98,995
                                                                   ------------
                                                                     54,725,454
                                                                   ------------
             TOTAL U.S. GOVERNMENT AGENCIES
             (COST $347,615,734)                                    347,615,734
                                                                   ------------
             TOTAL INVESTMENTS - 101.3%
             (COST $729,875,731)                                    729,875,731
             Liabilities less other assets - (1.3)%                  (9,710,084)
                                                                   ------------
             TOTAL NET ASSETS - 100.0%                             $720,165,647
                                                                   ============

(equivalent to $1.00 per share; unlimited shares of $0.01 par value capital shares authorized; 720,304,651 shares outstanding)

(3) 144A Restricted Security

Valuation of securities is on the basis of amortized cost, which approximates market value.

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS

TAX-FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006
(UNAUDITED)

 PRINCIPAL
   AMOUNT                                                              VALUE
   ------                                                              -----
             ALASKA - 2.1%
$   300,000  Alaska Housing Finance Corp.
             Variable Rate, 12/01/2030                             $    300,000
  2,000,000  City of Anchorage, Alaska
             4.50%, 12/28/2006                                        2,005,410
                                                                   ------------
                                                                      2,305,410
                                                                   ------------
             ARIZONA - 3.2%
  1,000,000  Mesa, Arizona, Municipal Development,
             Commercial Paper
             3.50%, 11/14/2006                                        1,000,000
  2,500,000  Salt River Project, Arizona,
             Commercial Paper
             3.53%, 12/07/2006                                        2,500,000
                                                                   ------------
                                                                      3,500,000
                                                                   ------------
             CONNECTICUT - 5.6%
    800,000  Connecticut State Health & Education
             Variable Rate, 05/15/2014                                  800,000
  1,500,000  Connecticut State Health & Education
             Variable Rate, 02/15/2021                                1,500,000
  2,200,000  Connecticut State Health & Education
             Variable Rate, 07/01/2029                                2,200,000
  1,740,000  Connecticut State
             Variable Rate, 03/01/2023                                1,740,000
                                                                   ------------
                                                                      6,240,000
                                                                   ------------
             FLORIDA - 5.5%
    600,000  Dade County, Florida, Industrial Development
             Variable Rate, 06/01/2021                                  600,000
  4,700,000  Florida, State Dept. Environmental Revenue
             Variable Rate, 07/01/2025                                4,700,000
    795,000  Jacksonville, Florida Electric Authority
             5.50%, 10/01/2006                                          795,000
                                                                   ------------
                                                                      6,095,000
                                                                   ------------
             GEORGIA - 2.3%
  1,000,000  Fulton County, Georgia, Housing Authority
             Multifamily Housing
             Variable Rate, 04/01/2030                                1,000,000
  1,500,000  Georgia Municipal Electric,
             Commercial Paper
             3.55%, 10/03/2006                                        1,500,000
                                                                   ------------
                                                                      2,500,000
                                                                   ------------
             ILLINOIS - 3.5%
  2,000,000  Chicago, Illinois Park District
             4.50%, 03/15/2007                                        2,006,831
    150,000  Cook County Community Consolidated School
             District No 118
             5.00%, 10/01/2006                                          150,000
  1,700,000  Illinois Housing Development Authority
             Variable Rate, 01/01/2008                                1,700,000
                                                                   ------------
                                                                      3,856,831
                                                                   ------------
             INDIANA - 0.2%
    200,000  Gary, Indiana, Public Transportation Corp.,
             4.00%, 12/31/2006                                          200,229
                                                                   ------------
             KANSAS - 7.5%
  1,000,000  Johnson County, Kansas Unified School
             District No. 512 Shawnee Mission
             4.85%, 10/01/2006                                        1,000,000
    600,000  Johnson County, Kansas Water District #1
             5.25%, 12/01/2006                                          601,684
    225,000  Kansas, Development Finance Authority
             5.00%, 03/01/2007                                          226,373
  1,845,000  Kansas, State Dept. of Transportation,
             Highway Revenue
             Variable Rate, 03/01/2012                                1,845,000
  2,200,000  Kansas, State Dept. of Transportation,
             Highway Revenue
             Variable Rate, 09/01/2020                                2,200,000
  2,500,000  Leawood, Kansas
             4.00%, 10/01/2006                                        2,500,000
                                                                   ------------
                                                                      8,373,057
                                                                   ------------
             MAINE - 0.1%
    100,000  Maine State Certificate Participation
             2.50%, 03/01/2007                                           99,190
                                                                   ------------
             MARYLAND - 0.5%
    550,000  Montgomery County, Maryland, Housing Authority
             Multifamily Housing
             Variable Rate, 08/01/2015                                  550,000
                                                                   ------------
             MASSACHUSETTS - 2.0%
    250,000  Massachusetts Bay Transportation Authority
             2.37%, 09/01/2007                                          246,715
    175,000  Massachusetts State College Building Authority
             7.50%, 05/01/2007                                          178,833
    200,000  Massachusetts State Health & Education
             Variable Rate, 11/01/2026                                  200,000
  1,575,000  Massachusetts State Health & Education
             Variable Rate, 11/01/2035                                1,575,000
                                                                   ------------
                                                                      2,200,548
                                                                   ------------
             MISSOURI - 5.3%
  5,000,000  Missouri, State Health & Educational Authority
             4.00%, 10/27/2006                                        5,003,604
    500,000  Missouri, State Health & Educational Authority
             Variable Rate, 09/01/2030                                  500,000
    425,000  Missouri, State Highways & Transit Commission
             Variable Rate, 05/01/2015                                  425,000
                                                                   ------------
                                                                      5,928,604
                                                                   ------------
             NEBRASKA - 3.7%
  2,900,000  Omaha Public Power, Commercial Paper
             3.50%, 10/03/2006                                        2,900,000
  1,205,000  University of Nebraska Facilities Corp.,
             3.65%, 07/15/2007                                        1,205,000
                                                                   ------------
                                                                      4,105,000
                                                                   ------------
             NEW JERSEY - 1.8%
  1,964,961  Manasquan Borough, New Jersey
             4.00%, 02/02/2007                                        1,966,528
                                                                   ------------
             NEW YORK - 4.1%
  1,100,000  City of New York, New York
             Variable Rate, 08/15/2019                                1,100,000
  1,800,000  New York City Municipal Water Finance Authority
             Variable Rate, 06/15/2033                                1,800,000
  1,090,000  New York City Municipal Water Finance Authority
             Variable Rate, 06/15/2035                                1,090,000
    420,000  New York State Dormitory Authority
             6.00%, 08/15/2007                                          428,862
    175,000  New York State Mortgage Agency
             2.00%, 10/01/2006                                          175,000
                                                                   ------------
                                                                      4,593,862
                                                                   ------------
             OHIO - 9.3%
    860,000  Bowling Green, Ohio
             3.00%, 12/01/2006                                          859,176
  3,000,000  Cincinnati, Ohio City School District
             5.00%, 12/01/2006                                        3,007,205
    600,000  City of Columbus, Ohio
             Variable Rate, 06/01/2016                                  600,000
  2,000,000  Fairbanks, Ohio Local School District
             4.50%, 11/14/2006                                        2,002,125
  3,000,000  Franklin County, Ohio, Revenue
             Variable Rate, 12/01/2030                                3,000,000
  1,000,000  Hamilton, Ohio Wastewater
             5.90%, 10/15/2006                                        1,011,983
                                                                   ------------
                                                                     10,480,489
                                                                   ------------
             OREGON - 2.3%
  2,500,000  State of Oregon Tax Anticipatory Notes
             4.50%, 11/27/2006                                        2,503,600
                                                                   ------------
             RHODE ISLAND - 3.6%
  4,000,000  Rhode Island Health & Educational Building Corp.
             Variable Rate, 05/01/2035                                4,000,000
                                                                   ------------
             SOUTH CAROLINA - 4.2%
  2,500,000  Charleston County School District Development Corp.,
             4.00%, 03/01/2007                                        2,505,123
    100,000  Columbia, South Carolina Water Works & Sewer
             System Revenue Bonds
             5.50%, 02/01/2007                                          100,629
  2,025,000  South Carolina, Public Authority,
             Commercial Paper
             3.53%, 12/07/2006                                        2,025,000
                                                                   ------------
                                                                      4,630,752
                                                                   ------------
             SOUTH DAKOTA - 0.5%
    600,000  South Dakota Housing Development
             Variable Rate, 05/01/2032                                  600,000
                                                                   ------------
             TENNESSEE - 5.0%
  3,190,000  Metro Nashville, Tennessee Government
             Variable Rate, 11/01/2033                                3,190,000
  2,400,000  Metro Nashville, Tennessee Government
             Variable Rate, 10/01/2044                                2,400,000
                                                                   ------------
                                                                      5,590,000
                                                                   ------------
             TEXAS - 11.5%
    500,000  Austin, Texas Utilities, Commercial Paper
             3.50%, 10/06/2006                                          500,000
  1,880,000  City of Dallas, Texas
             5.50%, 02/15/2007                                        1,893,722
  1,500,000  El Paso, Texas Water, Commercial Paper
             3.57%, 10/10/2006                                        1,500,000
  1,000,000  Harris County, Texas, Commercial Paper
             3.55%, 10/06/2006                                        1,000,000
  2,000,000  Harris County, Texas, Commercial Paper
             3.60%, 11/09/2006                                        2,000,000
  2,000,000  Texas Municipal Power, Commercial Paper
             3.57%, 12/04/2006                                        2,000,000
  3,000,000  Texas Public Finance Authority, Commercial Paper
             3.50%, 10/06/2006                                        3,000,000
  1,015,000  Texas State Turnpike Authority
             5.00%, 06/01/2007                                        1,024,326
                                                                   ------------
                                                                     12,918,048
                                                                   ------------
             UTAH - 1.0%
  1,100,000  Salt Lake City, Utah, Pollution Control
             Variable Rate, 02/01/2008                                1,100,000
                                                                   ------------
             VIRGINIA - 3.6%
  4,000,000  Virginia Public Building Authority
             Variable Rate, 08/01/2025                                4,000,000
                                                                   ------------
             WASHINGTON - 1.1%
    100,000  Benton County, Washington Public Utility
             District No. 1
             5.35%, 11/01/2006                                          100,136
    100,000  King & Snohomish Counties, Washington School
             District No. 417 Northshore
             5.45%, 12/01/2006                                          100,310
  1,000,000  Washington State, Public Power Supply #1
             Variable Rate, 07/01/2017                                1,000,000
                                                                   ------------
                                                                      1,200,446
                                                                   ------------
             WISCONSIN - 5.2%
    255,000  Eau Claire, Wisconsin
             4.37%, 04/01/2007                                          255,819
  3,000,000  Racine, Wisconsin
             4.50%, 12/28/2006                                        3,004,282
  2,500,000  Wisconsin State Government, Commercial Paper
             3.50%, 10/24/2006                                        2,500,000
                                                                   ------------
                                                                      5,760,101
                                                                   ------------
             WYOMING - 0.5%
    500,000  Kemmerer, Wyoming, Pollution Control
             Variable Rate, 11/01/2014                                  500,000
                                                                   ------------

             (COST $105,797,695)

             TOTAL INVESTMENTS - 95.2%
             (COST $105,797,695)                                    105,797,695
             Other assets less liabilities - 4.8%                     5,277,514
                                                                   ------------
             TOTAL NET ASSETS - 100.0%                             $111,075,209
                                                                   ============

(equivalent to $1.00 per share; unlimited shares of $0.01 par value capital shares authorized; 111,156,551 shares outstanding)

Valuation of securities is on the basis of amortized cost, which approximates market value.

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS

NOTES TO SCHEDULES OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

UMB Scout Funds, a Delaware statutory trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently consists of the following eight diversified portfolios: UMB Scout Stock Fund ("Stock"), UMB Scout Growth Fund ("Growth"), UMB Scout Small Cap Fund ("Small Cap"), UMB Scout WorldWide Fund ("WorldWide"), UMB Scout Bond Fund ("Bond"), UMB Scout Money Market Fund - Federal Portfolio ("Money Market - Federal Portfolio"), UMB Scout Money Market Fund - Prime Portfolio ("Money Market - Prime Portfolio") and UMB Scout Tax-Free Money Market Fund ("Tax-Free Money Market"), (individually referred to as a "Fund," or collectively as the "Funds"). Prior to April 2005, the Growth Fund was known as the UMB Scout Stock Select Fund.

The Funds' investment objectives are as follows:

Fund                                      Investment Objective

Stock ..................................  Long-term growth of capital and income
Growth .................................  Long-term growth of capital
Small Cap ..............................  Long-term growth of capital
WorldWide ..............................  Long-term growth of capital and income
Bond ...................................  Maximum current income consistent with quality and maturity standards
Money Market - Federal Portfolio .......  Maximum income consistent with safety of principal and liquidity
Money Market - Prime Portfolio .........  Maximum income consistent with safety of principal and liquidity
Tax-Free Money Market ..................  Highest level of income exempt from federal income tax consistent
                                          with quality and maturity
                                          standards

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

A) SECURITY VALUATIONS - Each security listed on an exchange, except Nasdaq National Market(R) and SmallCap(R) securities, is valued at its last sales price on that exchange. Where the security is listed on more than one exchange the Funds will use the price of that exchange which it generally considers to be the principal exchange on which the security is traded. If there are no sales, the security is valued at the mean between the last current closing bid and asked prices. Nasdaq National Market(R) and SmallCap(R) securities are valued at the Nasdaq Official Closing Price. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. If the Funds' Advisor determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value in accordance with procedures adopted by the Board of Trustees. In addition, the Funds' Advisor will value a security at fair value when significant events that materially affect the security's price occur after the last available market price and before the Fund calculates its net asset value. The fair value of securities is determined in good faith by taking into account all appropriate factors relevant to the value of the security.

      Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

B) FOREIGN CURRENCY - Amounts denominated in, or expected to settle in, foreign currencies (FCs) are translated into United States dollars (US$) at rates provided by an independent pricing service on the following basis:

            a. Market value of investment securities, other than assets and liabilities - at the closing rate of exchange on September 30, 2006.

            b. Purchases and sales of investment securities, income and expenses - at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

      The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities; sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the US$ equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

C) SECURITIES LENDING - Certain Funds may engage in securities lending. The loans are secured by collateral which is at least equal to the market value of the loaned securities. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. The collateral for the securities on loan is recognized in the Statements of Assets and Liabilities. The cash collateral is maintained on each Fund's behalf by the lending agent and is invested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset dates) and money market funds. Loans are subject to termination at the option of the borrower of the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

      As of September 30, 2006, the value of securities loaned, the payable on collateral due to broker and the value of reinvested cash collateral securities was as follows:

                 Market Value        Payable on
                 of Securities       Collateral
Fund                Loaned          Due to Broker
-----------      -------------      -------------
Stock               9,230,408          9,533,194
Growth              5,818,244          6,009,100
WorldWide         391,028,478        403,855,414
Bond               39,819,849         41,126,062

Total             445,896,979        460,523,770

      Cash collateral was jointly pooled and invested in the following securities as of September 30, 2006:

                                     Stock           Growth         WorldWide           Bond             Total
                                   -----------------------------------------------------------------------------
Alliance & Leicester PLC,            310,549         195,750        13,155,798        1,339,703       15,001,800
5.32%, 10/08/2006
Allstate Life Global Fund TR,        310,511         195,726        13,154,221        1,339,542       15,000,000
5.31%, 10/04/2006
American Express Credit,             310,511         195,726        13,154,221        1,339,542       15,000,000
5.30%, 10/20/2006
Aust. & N.Z. Banking Group,          310,667         195,824        13,160,798        1,340,212       15,007,501
5.33%, 10/23/2006
Banco Santander Totta LN,            207,009         130,484         8,769,479          893,028       10,000,000
5.33%, 10/16/2006
Bank Of America NA,                  310,492         195,714        13,153,405        1,339,459       14,999,070
5.315%, 09/30/2006
Barclays Capital Repo,             2,173,580       1,370,082        92,079,544        9,376,794      105,000,000
5.37%, 10/02/2006
Bear Stearns Co., Inc.,              310,803         195,910        13,166,559        1,340,798       15,014,070
5.41%, 10/05/2006
DNB NOR Bank ASA,                    310,516         195,729        13,154,418        1,339,562       15,000,225
5.32%, 10/25/2006
First Tennessee Bank,                310,573         195,765        13,156,825        1,339,807       15,002,970
5.32%, 10/17/2006
Irish Life & Permanent,              310,580         195,769        13,157,114        1,339,837       15,003,300
5.33%, 10/22/2006
J.P. Morgan Chase Repo,            1,242,046         782,904        52,616,882        5,358,168       60,000,000
5.32%, 10/02/2006
Lehman Brothers Holdings,            207,008         130,484         8,769,480          893,028       10,000,000
5.39%, 10/22/2006
Liberty Light US Capital,            310,449         195,687        13,151,590        1,339,274       14,997,000
5.29%, 10/10/2006
Liquid Funding LTD,                  310,484         195,708        13,153,037        1,339,421       14,998,650
5.304%, 10/29/2006
Merrill Lynch & Co.,                 310,511         195,726        13,154,221        1,339,542       15,000,000
5.425%, 11/29/2006
Natexis Banq Populair NY,            310,522         195,733        13,154,654        1,339,586       15,000,495
5.33%, 10/23/2006
National Rural Util. COOP,           206,966         130,458         8,767,727          892,849        9,998,000
5.32%, 10/01/2006
Provident Money Market Fund,         320,930         202,293        13,595,574        1,384,487       15,503,284
5.22%, 10/02/2006
SLM Corp.,                           206,984         130,469         8,768,481          892,926        9,998,860
5.33%, 10/20/2006
Sigma Finance, Inc.,                 310,511         195,726        13,154,221        1,339,542       15,000,000
5.305%, 10/06/2006
Societe Generale,                    310,481         195,707        13,152,945        1,339,412       14,998,545
5.30%, 10/02/2006
Unicred Ital Bank Ireland,           310,511         195,726        13,154,220        1,339,543       15,000,000
5.34%, 10/09/2006
                                   ---------       ---------       -----------       ----------      -----------
                                   9,533,194       6,009,100       403,855,414       41,126,062      460,523,770
                                   =========       =========       ===========       ==========      ===========

D) FEDERAL INCOME TAXES - At September 30, 2006, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

                                                                                                        Net
                                                              Gross                Gross             Unrealized
                                          Cost of           Unrealized          Unrealized          Appreciation
                                      Investments for    Appreciation for   (Depreciation) for   (Depreciation) for
                                        Federal Tax        Federal Tax          Federal Tax         Federal Tax
Fund                                     Purposes            Purposes            Purposes             Purposes
----                                  -----------------------------------------------------------------------------
UMB Scout Bond                           159,995,840           684,490           (2,563,205)          (1,878,715)
UMB Scout Money Market - Federal         213,908,300                --                   --                   --
UMB Scout Money Market - Prime           729,875,731                --                   --                   --
UMB Scout Small Cap                      568,654,562        73,701,205          (23,591,252)          50,109,953
UMB Scout Stock                          110,726,322        13,996,547           (1,486,626)          12,509,921
UMB Scout Growth                          31,778,941         2,594,372             (570,718)           2,023,654
UMB Scout Tax-Free Money Market          105,797,695                --                   --                   --
UMB Scout WorldWide                    2,619,895,261       555,468,720          (30,520,101)         524,948,619

E) AMORTIZATION - Discounts and premiums on securities purchased are amortized over the life of the respective securities.

F) USE OF ESTIMATES - The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

G) GUARANTEES AND INDEMNIFICATIONS - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

ITEM 2. CONTROLS AND PROCEDURES

a) The Registrant's principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UMB Scout Funds


/s/ James L. Moffett
--------------------
James L. Moffett
Principal Executive Officer
November 27, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ James L. Moffett
--------------------
James L. Moffett
Principal Executive Officer
November 27, 2006


/s/ C. Warren Green
-------------------
C. Warren Green
Principal Financial Officer
November 27, 2006